DEBT - Additional Information (Detail) ¥ / shares in Units, $ in Thousands						1 Months Ended	6 Months Ended
	Mar. 08, 2021 CNY (¥) ¥ / shares shares	Mar. 08, 2021 USD ($) shares	May 28, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Jun. 13, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 27, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 26, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Sep. 30, 2019	Jun. 27, 2019 CNY (¥)	Jun. 27, 2019 USD ($)	Mar. 31, 2019	Feb. 21, 2019 CNY (¥)	Sep. 30, 2018	Sep. 26, 2016 CNY (¥)
Debt Instrument [Line Items]
Other financing Future payments, Due in next twelve months									¥ 183,789,000
Other financing Future payments, Due in next second year									86,925,000
Other financing Future payments, Due in third year									79,689,000
Long-term Debt, Current Maturities									162,721,000			¥ 159,721,000
Long-term Debt, Excluding Current Maturities									448,496,000	$ 68,454		464,920,000
Other financing arrangement payable, Current									236,297,000
Other financing arrangement payable, Non current									¥ 152,240,000
Other short term debt non current												223,828,000
Maximum
Debt Instrument [Line Items]
Debt annual interest rate									25.00%	25.00%
Other Short Term Debt | Maximum
Debt Instrument [Line Items]
Debt fixed interest rate									8.50%	8.50%
Other Short Term Debt | Minimum
Debt Instrument [Line Items]
Debt fixed interest rate									6.00%	6.00%
Buildings [Member]
Debt Instrument [Line Items]
Collateral Deposit									¥ 34,068,000
Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Debt annual interest rate									8.75%	8.75%
Long-term Debt									¥ 193,929,000
Shanghai Xiangzi Financial Information Service Company. Ltd. | Interest Rate Of Eight Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term Debt									¥ 27,000,000
Shanghai Xiangzi Financial Information Service Company. Ltd. | Interest Rate Of Seven Point Five Percent [Member]
Debt Instrument [Line Items]
Debt annual interest rate									7.50%	7.50%
China Merchants Bank
Debt Instrument [Line Items]
Weighted average interest rate																		5.39%
Proceeds from borrowings					¥ 17,210,000
Debt term					10 years
Long-term Debt									¥ 10,613,000
Long-term Debt, Current Maturities									1,721,000
Long-term Debt, Excluding Current Maturities									8,892,000
Azure Investments Limited [Member]
Debt Instrument [Line Items]
Other short term debt non current												¥ 221,328,000
Azure Investments Limited [Member] | Share Interest Payment Agreement [Member]
Debt Instrument [Line Items]
Debt extinguishment cost	¥ 41,964,000	$ 6,400
Azure Investments Limited [Member] | Share Interest Payment Agreement [Member] | ADR [Member]
Debt Instrument [Line Items]
Fair value per share of treasury shares | ¥ / shares	¥ 2.48
Stock shares issued during the period treasury stock shares reissued | shares	2,575,000	2,575,000
Revolving Credit Facility | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity																			¥ 2,000,000,000		¥ 300,000,000
Weighted average interest rate															7.50%					7.50%
Debt annual interest rate																			7.50%
Line of credit									0
Line Of Credit Current									0
Line Of Credit Noncurrent									0
Revolving Credit Facility | Shanghai Huarui Bank | Rental Installment Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																			¥ 1,000,000,000
Line of credit									3,116,000
Revolving Credit Facility | China CITIC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity																¥ 650,000,000
Collateral Deposit | $																	$ 105,000
Eighteen Month Bank Loan Entered On May Twenty Eight Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Proceeds from borrowings			¥ 50,000,000
Debt annual interest rate			7.50%
Long-term Debt									50,000,000
Eighteen Month Bank Loan Entered On May Twenty Eight Two Thousand Twenty [Member] | Shanghai Huarui Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term Debt								¥ 50,000,000
Long term debt instrument maturity date								Feb. 28, 2022
Eighteen Month Bank Loan Entered On April Thirty Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Proceeds from borrowings				¥ 50,000,000
Debt annual interest rate				7.50%
Long-term Debt									50,000,000
Eighteen Month Bank Loan Entered On April Thirty Two Thousand Twenty [Member] | Shanghai Huarui Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term Debt								¥ 50,000,000
Long term debt instrument maturity date								Feb. 28, 2022
Eighteen Month Revolving Bank Credit Facility [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity													¥ 108,000,000
Weighted average interest rate													8.50%
Long-term Debt									¥ 89,400,000
Eighteen Month Revolving Bank Credit Facility [Member] | Shanghai Huarui Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit facility, Expiration date							Sep. 26, 2022
Eighteen Month Revolving Bank Credit Facility [Member] | China Merchants Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							¥ 91,400,000
Bank Borrowing Agreement One [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Debt annual interest rate						7.50%
Debt instrument carrying amount						¥ 25,929,000		¥ 100,000,000						¥ 27,000,000
Long term debt instrument maturity date														Mar. 31, 2022
Debt instrument, maturity date						Dec. 31, 2022
Bank Borrowing Agreement One [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd. | Subsequent Event [Member]
Debt Instrument [Line Items]
Long term debt instrument maturity date								Feb. 28, 2022
Bank Borrowing Agreement Two [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Debt annual interest rate						7.50%
Debt instrument carrying amount						¥ 8,998,000					¥ 132,000,000
Long term debt instrument maturity date											Oct. 31, 2021
Debt instrument, maturity date						Dec. 31, 2022
Bank Borrowing Agreement Two [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd. | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount								¥ 89,400,000
Long term debt instrument maturity date								Mar. 31, 2022